Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Termination settlement of lease amount	$ 168,000
Operating lease liabilities		$ 56,000
Operating lease, minimum payments		$ 0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Accrued Liabilities, Current
Rent expense	$ 0	$ 131,000